Joint Ventures (FY)	12 Months Ended
Dec. 31, 2019
Joint Venture [Abstract]
Joint Ventures
19. Joint ventures

On June 26, 2018, the Company entered into an Agreement with FKS, effective as of June 14, 2018, pursuant to which the Company and FKS committed to enter into a joint venture for the manufacture, sale and distribution of the Company’s dermaPACE and orthoPACE devices. Under the Agreement, FKS paid the Company a fee of $500,000 for initial distribution rights in Taiwan on June 22, 2018, with an additional fee of $500,000 for initial distribution rights in Singapore, Malaysia, Brunei, Cambodia, Myanmar, Laos, Indonesia, Thailand, Philippines and Vietnam (the “SEA Region”) to be paid in the first quarter of 2019. On September 21, 2018, the Company entered into a joint venture agreement (the “JV Agreement”) with FKS setting forth the terms of the operation, management and control of a joint venture entity initially with the name of Holistic Health Institute Pte. Ltd., a private limited company to be incorporated in the Republic of Singapore, but with such company name subject to confirmation by Singapore Government. On November 9, 2018, the joint venture entity was incorporated in the Republic of Singapore with the name of HWA. HWA was formed as a joint venture of the Company and FKS for the manufacture, sale and distribution of the Company’s dermaPACE and orthoPACE devices. Under the JV Agreement, the Company and FKS each hold shares constituting fifty percent of the issued share capital of HWA. The Company provides to HWA FDA and CE approved products for an agreed cost, access to treatment protocols, training, marketing and sales materials and management expertise, and FKS provides to HWA capital, human capital and sales resources in Singapore, Malaysia, Brunei, Cambodia, Myanmar, Laos, Indonesia, Thailand, Philippines and Vietnam, certain reports and identification of new key opinion leaders as well as clinical trial and poster access availability. The JV Agreement also established the corporate governance of HWA, including a five-person board of directors consisting of two directors designated by the Company, two directors designated by FKS, and a third director appointed jointly by the parties. Initially, net profits under the JV Agreement shall be used to repay FKS for (i) the payment of $500,000 on June 22, 2018 to the Company for initial distribution rights in Taiwan and (ii) the cash advance to HWA per the terms of the JV Agreement. The JV Agreement includes other customary terms, including regarding the transfer of shares, indemnification and confidentiality. On June 4, 2019, we entered into an agreement with Johnfk Medical Inc. (“FKS”) and Holistic Wellness Alliance Pte. Ltd. (“HWA”) pursuant to which we and FKS terminated the joint venture agreement, dated as of September 21, 2018, that established HWA as a joint venture between us and FKS. Pursuant to the termination agreement, FKS will pay us the outstanding amount of $63,275 for equipment delivered to FKS and a penalty fee of $50,000 for early termination of the joint venture agreement, which was received in 2019. We credited the outstanding amount of $63,275 due for equipment upon the return of the equipment on September 6, 2019.

On September 27, 2017, the Company entered into a binding term sheet with MundiMed Distribuidora Hospitalar LTDA (“MundiMed”), for a joint venture for the manufacture, sale and distribution of our dermaPACE device. Under the binding term sheet, MundiMed was to pay the Company an initial upfront distribution fee, with monthly upfront distribution fees payable thereafter over the following eighteen months. The initial upfront distribution fee was received on October 6, 2017. Monthly upfront distribution fee payments have been received aggregating $372,222. In August 2018, MundiMed advised the Company that it did not anticipate being able to make further payments under the binding term sheet due to operational and cash flow difficulties. On September 14, 2018, the Company sent a letter to MundiMed informing them of a breach in our agreement regarding payment of the upfront distribution fee. On September 28, 2018, the Company received a response letter stating that the Company was in default of the agreement. On October 9, 2018, the Company sent MundiMed a letter of termination of the agreement effective as of October 8, 2018. Accordingly, the Company derecognized the contract assets and contract liabilities associated with the MundiMed contract.

On December 13, 2019, the Company entered into a joint venture agreement (the “Agreement”) with Universus Global Advisors LLC, a limited liability company organized under the laws of the State of Delaware (“Universus”), Versani Health Consulting Consultoria em Gestão de Negócios EIRELI, an empresa individual de responsabilidade limitada organized under the laws of Brazil (“Versani”), Curacus Limited, a private limited company organized under the laws of England and Whales (“Curacus”), and certain individual citizens of Brazil and the Czech Republic (the individuals together with Curacus, the “IDIC Group”). The principal purpose of the joint venture company will be to manufacture, import, use, sell, and distribute, on an exclusive basis in Brazil, dermaPACE devices and wound kits consisting of a standard ultrasound gel and custom size sterile sleeves used for the treatment of various acute and chronic wounds using extracorporeal shockwave therapy technology. The joint venture company will also provide treatments related to the dermaPACE devices. The IDIC Group has agreed to pay to the Company a partnership fee in the total amount of $600,000 for the granting of exclusive territorial rights to the joint venture company to distribute the dermaPACE devices and wound kits in Brazil. Of the $600,000 partnership fee, $500,000 was received in November and December of 2019 and recorded as contract liability, while the remaining $100,000 is contingent on receipt of required regulatory approvals from ANVISA (the Brazilian Health Regulatory Agency) and is expected to be received within the next twelve to eighteen months. As the remaining $100,000 fee is contingent it was not recorded in the financial statements at December 31, 2019. The parties executed a shareholders’ agreement, a trademark license agreement, a supply agreement and a technology license agreement on January 31, 2020. The IDIC Group will also have the right to receive prioritized dividends until full reimbursement of the partnership fee and expenses incurred in the formation of the joint venture company, which are required to be paid by the IDIC Group.